Operating leases and other commitment (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Beginning balance	$ 391,459	$ 425,620
Renewed office lease	0	184,160
Repayments of lease liability	(117,039)	(237,574)
Other	9,657	19,253
Ending balance	284,077	391,459
Lease liability due within one year	232,222	228,651
Lease liability long term	$ 51,855	$ 162,808